Fair Value - Additional Information (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) Investment		Dec. 31, 2014 USD ($) Investment
Fair Value Measurements [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings		$ 39.4		$ (0.1)
Number of securities transferred out of Level 2 into Level 1 | Investment		0
Quoted prices percentage of fair value assets	[1],[2]	100.00%		100.00%
Portfolio	[1],[2]	$ 20,937.3		$ 19,018.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)		1.9		(29.9)
Fair Value, Inputs, Level 1
Fair Value Measurements [Line Items]
Portfolio		$ 7,309.2		$ 7,314.3
Fair Value, Inputs, Level 1 | Vendor Quoted Pricing
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets		49.00%		50.00%
Fair Value, Inputs, Level 2
Fair Value Measurements [Line Items]
Portfolio		$ 13,617.9		$ 11,622.4
Fair Value, Inputs, Level 2 | Vendor Quoted Pricing
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets		97.00%		97.00%
Fair Value, Inputs, Level 2 | Dealer Quoted Pricing
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets		3.00%		3.00%
Fair Value, Inputs, Level 3
Fair Value Measurements [Line Items]
Portfolio		$ 10.2		$ 81.3
Fair Value, Inputs, Level 3 | Internal Pricing
Fair Value Measurements [Line Items]
Number of securities | Investment		0
Nonredeemable preferred stocks | Equity securities
Fair Value Measurements [Line Items]
Number of securities transferred out of Level 2 into Level 1 | Investment				2
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount				$ 41.7
Nonredeemable preferred stocks | Fair Value, Inputs, Level 3 | Equity securities | Internal Pricing
Fair Value Measurements [Line Items]
Number of securities | Investment				1
Portfolio				$ 69.3
Financials | Nonredeemable preferred stocks | Equity securities
Fair Value Measurements [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings		$ 39.4	[3]	0.0	[4]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)		1.4	[3]	(30.3)	[4]
Financials | Nonredeemable preferred stocks | Fair Value, Inputs, Level 3 | Equity securities | Internal Pricing
Fair Value Measurements [Line Items]
Portfolio		$ 0.0		$ 69.3

[1]	Our portfolio reflects the effect of unsettled security transactions and collateral on open derivative positions; at December 31, 2015, $23.1 million was included in "other assets," compared to $31.3 million in "other liabilities" at December 31, 2014.
[2]	The total fair value of the portfolio included $1.3 billion and $1.9 billion at December 31, 2015 and 2014, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	The $69.3 million decrease during the year reflects the reclassification of our 5% interest in ARX upon our acquisition of a controlling interest in ARX. The $39.4 million reflects our inception-to-date gain recognized, including the $1.4 million reduction in valuation that occurred during the first six months of 2015.
[4]	The $30.3 million represents a net holding period gain on our investment in ARX, which is reflected in net realized gains (losses) on securities in the comprehensive income statement.